Financial Risk Management - Schedule of Maturity Analysis for Financial Liabilities (Detail) - Liquidity risk [member] - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management [line items]
Financial liabilities and financial instruments, Contractual cash flows	$ 121,692,926	$ 93,831,552
Less than one year [member]
Disclosure Of Financial Risk Management [line items]
Financial liabilities and financial instruments, Contractual cash flows	13,895,628	32,420,981
Later than one year and not later than three years [member]
Disclosure Of Financial Risk Management [line items]
Financial liabilities and financial instruments, Contractual cash flows	55,131,778	45,935,987
Later than three years and not later than five years [member]
Disclosure Of Financial Risk Management [line items]
Financial liabilities and financial instruments, Contractual cash flows	50,630,751	14,395,139
More than five years [member]
Disclosure Of Financial Risk Management [line items]
Financial liabilities and financial instruments, Contractual cash flows	2,034,769	1,079,445
Short-term borrowings [Member]
Disclosure Of Financial Risk Management [line items]
Non-derivative financial liabilities, Contractual cash flows	1,725,602	546,472
Short-term borrowings [Member] | Less than one year [member]
Disclosure Of Financial Risk Management [line items]
Non-derivative financial liabilities, Contractual cash flows	1,725,602	546,472
Long-term borrowings [member]
Disclosure Of Financial Risk Management [line items]
Non-derivative financial liabilities, Contractual cash flows	119,185,207	92,485,536
Long-term borrowings [member] | Less than one year [member]
Disclosure Of Financial Risk Management [line items]
Non-derivative financial liabilities, Contractual cash flows	12,149,855	31,854,500
Long-term borrowings [member] | Later than one year and not later than three years [member]
Disclosure Of Financial Risk Management [line items]
Non-derivative financial liabilities, Contractual cash flows	55,120,591	45,935,987
Long-term borrowings [member] | Later than three years and not later than five years [member]
Disclosure Of Financial Risk Management [line items]
Non-derivative financial liabilities, Contractual cash flows	50,630,751	14,395,139
Long-term borrowings [member] | More than five years [member]
Disclosure Of Financial Risk Management [line items]
Non-derivative financial liabilities, Contractual cash flows	1,284,010	299,910
Guarantee deposits [member]
Disclosure Of Financial Risk Management [line items]
Non-derivative financial liabilities, Contractual cash flows	785,456	816,512
Guarantee deposits [member] | Less than one year [member]
Disclosure Of Financial Risk Management [line items]
Non-derivative financial liabilities, Contractual cash flows	23,510	36,977
Guarantee deposits [member] | Later than one year and not later than three years [member]
Disclosure Of Financial Risk Management [line items]
Non-derivative financial liabilities, Contractual cash flows	11,187
Guarantee deposits [member] | More than five years [member]
Disclosure Of Financial Risk Management [line items]
Non-derivative financial liabilities, Contractual cash flows	750,759	779,535
Foreign currency forward contracts-inflows [member]
Disclosure Of Financial Risk Management [line items]
Derivative financial instruments, Contractual cash flows	(8,731,109)	(12,453,853)
Foreign currency forward contracts-inflows [member] | Less than one year [member]
Disclosure Of Financial Risk Management [line items]
Derivative financial instruments, Contractual cash flows	(8,731,109)	(12,453,853)
Foreign currency forward contracts-outflows [member]
Disclosure Of Financial Risk Management [line items]
Derivative financial instruments, Contractual cash flows	8,727,770	12,436,885
Foreign currency forward contracts-outflows [member] | Less than one year [member]
Disclosure Of Financial Risk Management [line items]
Derivative financial instruments, Contractual cash flows	$ 8,727,770	$ 12,436,885